Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2025
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

28.	Supplemental information on statement of cash flows

	Jan-Jun/2025	Jan-Jun/2024
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	860	905
Transactions not involving cash
Purchase of property, plant and equipment on credit	211	154
Lease	8,155	2,981
Provision for decommissioning costs	6	66
Use of tax credits and judicial deposits for the payment of contingency	114	63
Earnout related to Atapu and Sépia fields	49	105

28.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	Jan-Jun/2025	Jan-Jun/2024
Depreciation and depletion of Property, plant and equipment	8,345	7,639
Amortization of Intangible assets	72	67
Capitalized depreciation	(1,387)	(1,119)
Depreciation of right of use - recovery of PIS/COFINS	(86)	(87)
Depreciation, depletion and amortization in the Statements of Cash Flows	6,944	6,500